Summary of Impact of Adoption of New Accounting Pronouncements on Balance Sheets (Detail) - USD ($) $ in Thousands	Apr. 27, 2019	Apr. 28, 2018
Assets
Prepaid expenses and other current assets	$ 69,807	$ 65,153
Liabilities and Shareholders' Equity
Accrued liabilities	268,143	260,209
Gift card liabilities	215,459	323,465
Deferred taxes	70,261	52,044
Retained earnings	(186,823)	(216,236)
Calculated under Revenue Guidance in Effect before Topic 606 | ASU 2014-09
Assets
Prepaid expenses and other current assets	70,050
Liabilities and Shareholders' Equity
Accrued liabilities	267,521
Gift card liabilities	296,776	323,465
Deferred taxes	50,158
Retained earnings	(248,903)
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09
Assets
Prepaid expenses and other current assets	(243)
Liabilities and Shareholders' Equity
Accrued liabilities	622
Gift card liabilities	(81,317)	$ (90,147)
Deferred taxes	20,103
Retained earnings	$ 62,080